PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT

(8) PREMISES AND EQUIPMENT

The following table summarizes premises and equipment as of September 30. Dollar amounts are expressed in thousands.

	2013	2012
Land	$4,308	4,308
Buildings and improvements	13,198	12,954
Furniture, fixtures and equipment	8,901	8,181

	26,407	25,443
Accumulated depreciation	(14,374)	(13,806)

Total	$12,033	11,637

Certain facilities of the Bank are leased under various operating leases. Amounts paid for rent expense for the fiscal years ended September 30, 2013, 2012, and 2011, were approximately $1.1 million, $866,000, and $704,000, respectively.

Future minimum rental commitments under noncancelable leases are presented in the following table. Dollar amounts are expressed in thousands.

Fiscal year ended September 30,	Amount
2014	$1,225
2015	988
2016	735
2017	723
2018	121
Thereafter	—